BUFFALO(R)
FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science &
Technology Fund
Small Cap Fund
USA Global Fund

SEMIANNUAL REPORT
September 30, 2002

MESSAGE
To Our Shareholders

As you will read in the Managers' letter, these have been difficult times for the stock market. Declines in some sectors were unprecedented, most indexes have seen double-digit losses, and the mood of investors is bleak. The silver lining in all of this is the experience level of the management team at Buffalo Funds.
Tom Laming, Kent Gasaway, Bob Male and John Kornitzer have been around long enough to have experienced difficult markets before, and they survived and prospered, wiser for having weathered the storm.

Recovery from markets like this takes time and patience. It is important to examine investments with a perspective of looking forward, not one of reacting to the past. Difficult times often expose opportunities -- the beneficiaries are those who have the information and vision to recognize them. We are fortunate to have a management team that has always placed value on research and discovering information that may not be obvious to Wall Street. Their analysis of trends adds a level of discernment to the management process, removing the temptation to react rather than preparing and focusing for the future.

As of September 30, 2002, the Buffalo Funds included about 54,700 accounts, totaling $1 billion in assets under management. We thank you for your confidence and support. Please call 1-800-49-BUFFALO or visit our web site at
www.buffalofunds.com for additional information or services.

Sincerely,

/s/Stephen S. Soden
Stephen S. Soden
President

Portfolio Management Review

During this past year we have experienced the most challenging markets since the early 1970's. It is times like these that we must rely on our experience and our analysis of history to gain the best possible perspective of the future for our shareholders. This letter draws on past parallels to today's difficult market.
Our message is "don't panic."

Deja Vu

Concerns about corporate governance shook the market's confidence during the early 1900s and the result was the "trust busting" of Teddy Roosevelt. About a generation later, the excesses of the 1920s and the crash of 1929 led to the
1934 creation of the Securities and Exchange Commission and a host of new securities regulations. Today, we're entering a new era of legislation aimed at protecting investors. The Securities and Exchange Commission's August 14th 2002
deadline for CEOs and CFOs to submit sworn statements attesting to the accuracy of their companies' financial statements came and went with little impact on the market. In fact, the S&P 500 Index fell an additional 11% during the third quarter after the passing of the deadline. The third quarter of 2002 in total became one of the worst quarters for the market since 1926, and the worst quarter since the market crash of 1987. From their 2000 highs, the S&P 500 and the NASDAQ Composite indices have fallen approximately 50% and 75%, respectively.

The U.S. market has recovered strongly after world war, depression, presidential assassination and scandal, oil shock, stagflation, deflation and a host of other onerous environments. With many investors question- ing whether the market will ever recover from its current state, it is important to remember the wisdom of
Sir John Templeton, who said the four most costly words in market history are
"this time is different." Since the U.S. stock market has recovered after other catastrophic situations, Sir Templeton's advice seems as appropriate today, after stocks have plummeted to new lows, as it was while stocks were setting new highs.

How much longer can the market downturn continue? To shed light on the issue, let's use history as a guide. Consider the worst downturn in U.S. stock market history. The Dow Jones Industrial Average peaked on Sept. 3, 1929. The next month, on the infamous 29th day of October, the market went into free fall. As the economic downturn ensued, the market collapse gathered steam, culminating in the Dow Index reaching its low point on July 8, 1932. It took 1,039 days for the market to go from complete euphoria to utter despair. The NASDAQ index from 2000 to 2002 has followed the same basic pattern, falling roughly the same percentage in roughly the same amount of time as the 1929 Dow.

The magnitude of the economic collapse during the 1930s was staggering. Nominal
Gross Domestic Product (GDP) contracted by 46 percent from 1929 to 1933. As demand for goods and services fell, so did the ability of businesses to price their products. Prices fell precipitously as deflation reached an annual rate of nearly 12 percent by 1932. Unemployment skyrocketed to 25 percent by 1933, and more than 5,000 banks closed between the 1929 crash and President Franklin D.
Roosevelt's inauguration in 1933.

Today, if you work in the internet or telecommunications industries, the
Depression era numbers may seem all too real. The outplacement firm Challenger,
Gray and Christmas estimates that the telecom sector sent nearly 320,000 employees packing during 2001 alone, and the first half of 2002 saw more than
165,000 telecom jobs go by the wayside. The cuts were in addition to an estimated 150,000 dot-com jobs lost since 1999. The similarities between today's
Internet-era NASDAQ and the depression-era Dow are eerie.

Yet today's overall economy bears virtually no resemblance to that of the depression era. Consider that the unemployment rate was nearly 25 percent when the Dow hit bottom in 1932. To reach an unemployment rate of 25 percent, we would need nearly 30 million additional workers to lose their jobs (roughly 2 million workers have lost jobs thus far). There are many external factors weighing on the market today, including possible war, terrorism, corporate corruption and accounting irregularities, but the resilience of the U.S. economy may be the biggest surprise. Real GDP has fallen only a few quarters during this downturn, the unemployment rate rose above 6% only briefly and corporate profits are modestly rebounding from a sharp drop in 2001.

The recent economic news of slower-than-expected retail sales, continued job cuts and weak technology earnings has raised the risk of a continuation of weak equity returns for the remainder of the year. Sectors such as telecom and airlines will continue to send tremors through the stock and bond markets. The dramatic weakening of the dollar is likely to put pressure on a new set of companies -- primarily those that purchase goods from abroad for resale.
However, the weakening dollar should benefit U.S.-based multinationals and exporters as sales made in foreign currency are translated into more dollars and
U.S. products become more attractive abroad. Stronger year-over-year earnings growth the remainder of the year seems assured partly due to positive growth of the economy, easy comparisons versus a year ago and the dollar tailwind for many large companies.

Despite the economic devastation in the early 1930's, the stock market did recover! We are confident we will recover out of this difficult market as well.
We wish you good health and happiness in the coming holidays. Thank you for your continued confidence in the Buffalo Funds.

Sincerely,

/s/John C. Kornitzer          /s/Kent W. Gasaway
John C. Kornitzer             Kent W. Gasaway
President                     Sr. Vice President

/s/Tom W. Laming              /s/Robert Male
Tom W. Laming                 Robert Male
Sr. Vice President            Sr. Vice President

Investment Results -- Total Return
                                                         NINE          One         Five
                                                         Months       Year        Years
                                                        Ended         Ended        Ended        Since
                                                        9/30/02      9/30/02      9/30/02    Inception*

Buffalo Balanced Fund                                    -22.84%      -13.01%       -3.26%         4.04%
Lipper Balanced Fund Index                               -15.32%       -9.83%        1.34%         7.29%

Buffalo High Yield Fund                                   -0.77%        2.29%        2.11%         7.35%
Lipper High Yield Bond Fund Index                         -8.03%       -3.20%       -2.67%         2.25%

Buffalo Large Cap Fund                                   -33.11%      -23.88%       -3.10%         7.77%
Lipper Multi-Cap Core Fund Index                         -26.40%      -16.55%       -2.02%         6.96%

Buffalo Mid Cap Fund                                     -28.71%          N/A          N/A       -28.50%
Lipper Mid-Cap Core Fund Index                           -22.48%       -8.50%        0.98%       -25.41%

Buffalo Science & Technology Fund                    -49.66%      -33.81%          N/A       -36.91%
Lipper Science & Technology
   Fund Index                                            -49.45%      -32.99%       -9.37%       -48.31%

Buffalo Small Cap Fund                                   -29.46%       -8.96%          N/A        11.30%
Lipper Small-Cap
   Core Fund Index                                       -23.65%       -7.01%       -0.83%        -2.24%

Buffalo USA Global Fund                                  -30.60%      -19.17%       -0.96%         8.43%
Lipper Capital Appreciation
   Fund Index                                            -28.43%      -17.56%       -3.10%         5.04%
Lipper Global Fund Index                                 -23.30%      -15.89%       -2.96%         3.89%

*Buffalo Balanced Fund (8/12/94), Buffalo High Yield Fund (5/19/95), Buffalo
Large Cap Fund (5/19/95), Buffalo Mid Cap Fund (12/17/01), Buffalo Science &
Technology Fund (4/16/01), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global
Fund (5/19/95).

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Small cap funds -- "Small cap stocks have higher risk than the stocks of larger, more established companies and have significant short-term price volatility."
High yield funds -- "While yields are typically higher than higher-rated bonds, the yields are based on greater risk that the price will decline." Sector funds
-- "Due to the limited focus of these funds, they are not intended to serve as a complete investment program by themselves."

References to specific securities should not be construed as recommendations by the Funds or their Advisor.

Buffalo
Balanced Fund

Schedule Of Investments
September 30, 2002 (Unaudited)

SHARES                  COMPANY                                                                                      MARKET VALUE
COMMON STOCKS-- 72.92%
BASIC MATERIALS-- 0.00%
             6,521      Philip Services Corp.*                                                            $                     7

CONSUMER CYCLICAL-- 27.81%
             3,750      Apollo Group, Inc. Cl. A*                                                                         163,230
            23,000      Argosy Gaming Co.*                                                                                528,080
            17,000      Barnes & Noble, Inc.*                                                                         359,720
            25,200      Carnival Corp.                                                                                    632,520
            10,500      DeVry, Inc.*                                                                                      195,510
            25,000      Elkcorp                                                                                           426,750
            19,000      Ethan Allen Interiors, Inc.                                                                       614,840
            26,000      ITT Educational Services, Inc.*                                                                   488,020
            19,000      ServiceMaster (The) Co.                                                                           206,150
            17,000      Strayer Education, Inc.                                                                         1,011,330
                                                                                                                        4,626,150
ENERGY -- 0.00%
            11,742      Eagle Geophysical, Inc.*                                                                               12

FINANCIAL-- 9.46%
            11,000      American Express Co.                                                                              342,980
             2,000      Amvescap                                                                                           19,360
             9,050      JP Morgan Chase & Co.                                                                         171,859
             9,000      Morgan Stanley Dean Witter                                                                        304,920
             5,000      Northern Trust Corp.                                                                              188,500
             8,000      PNC Bank Corp.                                                                                    337,360
             2,000      Principal Financial Group*                                                                         52,360
            13,000      Stilwell Financial, Inc.                                                                          156,910
                                                                                                                        1,574,249
HEALTH CARE-- 17.00%
            10,100      Abbott Laboratories                                                                               408,040
             3,000      Amgen, Inc.*                                                                                      125,100
             4,000      Axcan Pharmaceutical*                                                                              38,520
             9,500      Bristol-Myers-Squibb Co.                                                                          226,100
            15,000      First Horizon Pharmaceutical*                                                                      81,000
            10,000      Galen Holdings*                                                                                   228,999
            11,600      Johnson & Johnson                                                                             627,328
            12,200      Merck & Company, Inc.                                                                         557,662
             2,000      Pharmaceutical Product Development*                                                                38,680
            12,100      Schering-Plough Corp.                                                                             257,972
             7,500      Wyeth                                                                                             238,500
                                                                                                                        2,827,901
TECHNOLOGY-- 14.20%
            12,400      Altera Corp.*                                                                                     107,508
             8,000      Analog Devices, Inc.*                                                                             157,600
            17,600      Applied Materials, Inc.*                                                                          203,280
            37,600      Atmel Corp.*                                                                                       39,555
            15,000      Dell Computer Corp.*                                                                              352,800
            10,000      Intel Corp.                                                                                       138,900
             2,000      Jabil Circuit, Inc.*                                                                               29,560
            14,657      Komag, Inc.*                                                                                       43,238
             9,600      Microsoft Corp.*                                                                                  419,424
            12,000      National Semiconductor Corp.*                                                                     143,280
            14,000      Nokia Corp.                                                                                       185,500
            15,000      Sandisk Corp.*                                                                                    196,650
            14,200      Scientific-Atlanta, Inc.                                                                          177,642
             7,000      SunGard Data Systems, Inc.*                                                                       136,150
             9,400      Wind River Systems, Inc.*                                                                          30,268
                                                                                                                        2,361,355
TRANSPORTATION & SERVICES-- 4.45%
             8,000      FedEx Corp.                                                                                       400,560
            26,000      Southwest Airlines Co.                                                                            339,560
                                                                                                                          740,120
TOTAL COMMON STOCKS                                                                                                    12,129,794
(COST $15,898,555)

SHARES OR
FACE AMOUNT             COMPANY AND DESCRIPTION                                                                      MARKET VALUE

CONVERTIBLE PREFERRED STOCKS-- 7.54%
            15,335      Fleetwood Capital Trust*                                                                          220,441
            53,400      ICO Holdings, Inc.                                                                                726,293
            11,000      Lomak Financing Trust                                                                             308,000

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                      1,254,734
(COST $1,551,310)

NON-CONVERTIBLE PREFERRED STOCK-- 0.00%
               250      Adelphia Communications Corp.                                                                         438
(COST $25,343)

CORPORATE BONDS-- 14.43%
$          100,000      Aaipharma, Inc., 11.00% due 4-1-10                                                                 86,000
           105,000      Argosy Gaming Co., 10.75% due 6-1-09                                                              114,975
            25,000      Boyd Gaming Corp., 9.25% due 8-1-09                                                                26,781
           100,000      Callon Petroleum Co., 10.25% due 9-15-04                                                           85,000
           225,000      Charter Communications Holdings, 11.125% due 1-15-11                                              142,875
            55,000      Circus Circus Enterprise, Inc., 7.625% due 7-15-13                                                 51,700
            70,000      Daimler Chrysler, 8.50% due 1-18-31                                                                83,489
           100,000      Elizabeth Arden, Inc., 11.75% due 2-1-11                                                          102,750
            25,000      Ford Motor Credit Co., 7.375% due 10-28-09                                                         23,809
            75,000      Ingles Markets, Inc., 8.875% due 12-1-11                                                           68,625
            50,000      Isle of Capri Casinos, Inc., 8.75% due 4-15-09                                                     51,000
            25,000      Johns Q Hamons Hotel, 8.875% due 5-15-12                                                           24,187
            50,000      Luigino's, Inc., 10.00% due 2-1-06                                                                 50,250
            50,000      Mandalay Resort Group, 10.25% due 8-1-07                                                           54,125
            50,000      Mastec, Inc., 7.75% due 2-1-08                                                                     37,000
            25,000      MGM Grand, Inc., 9.75% due 6-1-07                                                                  27,313
            50,000      Motorola, Inc., 7.625% due 11-15-10                                                                48,849
           100,000      Nash Finch Co., 8.50% due 5-1-08                                                                   84,500
            25,000      Park Place Entertainment Corp., 8.875% due 9-15-08                                                 26,312
            85,000      Phillips Van-Heusen Corp., 7.75% due 11-15-23                                                      72,250
            25,000      Pilgrim's Pride Corp., 9.625% due 9-15-11                                                          23,875
            25,000      Rogers Communications, Inc., 9.125% due 1-15-06                                                    21,625
            40,000      Rogers Communications, Inc., 8.875% due 7-15-07                                                    32,600
            50,000      Royal Carribbean Cruises Ltd., 8.125% due 7-28-04                                                  47,273
            15,000      Senior Housing Property Trust, 8.625% due 1-15-12                                                  14,887
            50,000      Service Corporation International, 6.30% due 3-15-20                                               48,500
           130,000      Station Casinos, Inc., 9.75% due 4-15-07                                                          135,577
            50,000      Stewart Enterprises, 6.40% due 5-1-13                                                              50,250
            10,000      Swift Energy Co., 9.375% due 5-1-12                                                                 9,700
           435,000      United Refining Co., 10.75% due 6-15-07                                                           332,775
            50,000      WCI Communications, Inc., 10.625% due 2-15-11                                                      48,875
           325,000      Williams Communications Group, Inc., 10.875% due 10-1-09                                           34,125
            40,000      Winn-Dixie Stores, Inc., 8.875% due 4-1-08                                                         39,400
           375,000      Wiser Oil Co., 9.50% due 5-15-07                                                                  298,125

TOTAL CORPORATE BONDS                                                                                                   2,399,377
(COST $2,871,349)

CONVERTIBLE CORPORATE BONDS-- 4.43%
            25,000      Adaptec, Inc., 4.75% due 2-1-04                                                                    24,375
           250,000      Conexant Systems, 4.00% due 2-1-07                                                                 71,563
         1,000,000      Exide Corp., 2.90% due 12-15-05                                                                     7,500
           847,000      Intevac, Inc., 6.50% due 3-1-09                                                                   615,134
            23,401      Komag CB, 5.75% due 12-31-07                                                                       18,721
           775,805      Philip Services Corp., zero cpn. due 4-15-20                                                            8

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                         737,301
(COST $2,885,425)

TOTAL INVESTMENTS-- 99.32%                                                                                             16,521,644
(COST $23,231,982)

Other assets less liabilities-- 0.68%                                                                                     113,715

TOTAL NET ASSETS-- 100.00%                                                                                $            16,635,359

The identified cost of investments owned at September 30, 2002 was the same for federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $6,710,338, which is comprised of unrealized appreciation of $1,841,188 and unrealized depreciation of $8,551,526.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
High Yield Fund

Schedule Of Investments
September 30, 2002 (Unaudited)

SHARES OR
FACE AMOUNT             COMPANY AND DESCRIPTION                                                                      MARKET VALUE

COMMON STOCKS-- 1.61%
            17,025      Eagle Geophysical, Inc.*                                                          $                    17
            19,920      Callon Petroleum Corp. Warrants*                                                                   96,811
            10,826      Micron Technology, Inc.*                                                                          133,918
             6,384      Philip Services Corp.*                                                                                  6
             6,656      Stage Stores, Inc. Warrants Strike Price $15*                                                      65,362
            14,013      Stage Stores, Inc. Warrants Strike Price $20*                                                     125,416
            59,900      Stewart (W.P.) & Company Ltd.                                                               1,021,295

TOTAL COMMON STOCKS                                                                                                     1,442,825
(COST $1,460,496)

CONVERTIBLE PREFERRED STOCKS-- 5.76%
            39,550      Bethlehem Steel Corp.                                                                              29,663
            41,175      Carriage Service*                                                                               1,173,487
            19,900      Cummins Engine                                                                                    840,775
            50,274      Fleetwood Capital Trust*                                                                          722,689
            77,200      ICO Holdings, Inc.                                                                              1,049,997
             4,870      Lomak Financing Trust                                                                             136,360
            40,125      TXI Capital Trust I                                                                             1,209,769

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                      5,162,740
(COST $7,087,028)

NON-CONVERTIBLE PREFERRED STOCK-- 0.01%
             7,250      Adelphia Communications Corp.                                                                      12,687
(COST $719,125)

CORPORATE BONDS-- 50.39%
$        1,480,000      Aaipharma, Inc., 11.00% due 4-1-10                                                              1,272,800
           890,000      Ameristar Casinos, Inc., 10.75% due 2-15-09                                                       981,225
           700,000      Applied Extrusion Technology, 10.75% due 7-1-11                                                   514,500
           965,000      Argosy Gaming Co., 10.75% due 6-1-09                                                            1,056,675
           100,000      Argosy Gaming Co., 9.00% due 9-1-11                                                               104,250
           180,000      Bio-Rad Laboratories, 11.625% due 2-15-07                                                         200,700
           370,000      Boyd Gaming Corp., 9.25% due 8-1-09                                                               396,363
           350,000      Brunswick Corp., 7.375% due 9-1-23                                                                331,136
         1,660,000      Callon Petroleum Co., 10.125% due 7-31-04                                                       1,651,700
           250,000      Callon Petroleum Co., 10.25% due 9-15-04                                                          212,500
         1,180,000      Charter Communications Holdings, 8.625% due 4-1-09                                                731,600
           225,000      Charter Communications Holdings, 11.125% due 1-15-11                                              161,925
         1,270,000      Circus Circus Enterprise, Inc., 7.625% due 7-15-13                                              1,193,800
           445,000      Cummins Engine, 6.75% due 2-15-27                                                                 440,218
           155,000      Daimler Chrysler, 8.50% due 1-18-31                                                               184,868
           250,000      Elizabeth Arden, Inc., 11.75% due 2-1-11                                                          256,875
           470,000      Exide Corp., 10.00% due 4-15-05                                                                    72,850
           250,000      Fairchild Semiconductor Corp., 10.375% due 10-1-07                                                258,750
           170,000      Foodmaker Corp., 9.75% due 11-1-03                                                                171,488
           830,000      Ford Motor Co., 7.45% due 7-16-31                                                                 684,867
           675,000      Ford Motor Credit Co., 7.375% due 10-28-09                                                        642,840
           100,000      French Fragrance, Inc., 10.375% due 5-15-07                                                        90,500
           695,000      French Fragrance, Inc., 10.375% due 5-15-07                                                       649,825
         1,070,000      Frontier Oil Corp., 11.75% due 11-15-09                                                         1,091,400
         1,000,000      General Motors Acceptance Corp., 8.00% due 11-1-31                                                971,943
           465,000      Hertz Corp., 7.00% due 7-1-04                                                                     463,879
           300,000      Hilton Hotels Corp., 7.20% due 12-15-09                                                           293,091
         1,110,000      HMH Properties, Inc., 8.45% due 12-1-08                                                         1,065,600
           380,000      Host Marriott, 9.25% due 10-1-07                                                                  378,100
            80,000      ICO Holdings, Inc., 10.375% due 6-1-07                                                             74,400
         1,400,000      Ingles Markets, Inc., 8.875% due 12-1-11                                                        1,281,000
         1,564,000      Isle of Capri Casinos, Inc., 8.75% due 4-15-09                                                  1,595,280
           395,000      Johns Q Hamons Hotel, 8.875% due 5-15-12                                                          382,163
           975,000      Luigino's, Inc., 10.00% due 2-1-06                                                                979,875
           375,000      Mail-Well, Inc., 9.625% due 3-15-12                                                               260,625
            24,000      Mandalay Resort Group, 6.75% due 7-15-03                                                           24,240
           420,000      Mandalay Resort Group, 10.25% due 8-1-07                                                          454,650
           820,000      Mastec, Inc., 7.75% due 2-1-08                                                                    606,800
           400,000      Meritage Corp., 9.75% due 6-1-11                                                                  403,000
           375,000      MGM Grand, Inc., 9.75% due 6-1-07                                                                 409,688
           225,000      MGM Mirage, Inc., 6.625% due 2-1-05                                                               226,888
           100,000      MGM Mirage, Inc., 8.375% due 2-1-11                                                               104,000
         1,095,000      Motorola, Inc., 7.625% due 11-15-10                                                             1,069,790
         1,840,000      Nash Finch Co., 8.50% due 5-1-08                                                                1,554,800
           200,000      Park Place Entertainment Corp., 8.875% due 9-15-08                                                210,500
           495,000      Park Place Entertainment Corp., 8.125% due 5-15-11                                                507,375
         1,845,000      Penn National Gaming, 8.875% due 3-15-10                                                        1,863,450
         1,415,000      Phillips Van-Heusen Corp., 7.75% due 11-15-23                                                   1,202,750
         1,235,000      Pilgrim's Pride Corp., 9.625% due 9-15-11                                                       1,179,425
           735,000      RFS Partnership, 9.75% due 3-1-12                                                                 731,325
           595,000      Rogers Communications, Inc., 9.125% due 1-15-06                                                   514,675
           755,000      Rogers Communications, Inc., 8.875% due 7-15-07                                                   615,325
           845,000      Royal Carribean Cruises Ltd., 8.125% due 7-28-04                                                  798,916
           250,000      Royal Carribean Cruises Ltd., 8.25% due 4-1-05                                                    230,150
           805,000      Royal Carribean Cruises Ltd., 7.50% due 10-15-27                                                  548,835
           300,000      Senior Housing Property Trust, 8.625% due 1-15-12                                                 297,750
         1,150,000      Service Corporation International, 6.30% due 3-15-20                                            1,115,500
           495,000      ServiceMaster Co., 7.875% due 8-15-09                                                             567,333
           321,000      ServiceMaster Co., 7.10% due 3-1-18                                                               330,928
         1,065,000      Station Casinos, Inc., 9.75% due 4-15-07                                                        1,110,689
           400,000      Stewart Enterprises, 10.75% due 7-1-08                                                            440,000
           800,000      Stewart Enterprises, 6.40% due 5-1-13                                                             804,000
            45,000      Swift Energy Co., 10.25% due 8-1-09                                                                45,225
           300,000      Swift Energy Co., 9.375% due 5-1-12                                                               291,000
           340,000      Union Oil Company of California, 6.50% due 5-1-08                                                 380,062
         1,755,000      United Refining Co., 10.75% due 6-15-07                                                         1,342,575
            95,000      Wal-Mart Stores, Inc., 8.75% due 12-29-06                                                          95,581
         1,190,000      WCI Communications, Inc., 10.625% due 2-15-11                                                   1,163,225
           250,000      WCI Communications, Inc., 9.125% due 5-1-12                                                       229,375
           200,000      Williams Communications Group, Inc., 11.70% due 8-1-08                                             21,000
           100,000      Williams Communications Group, Inc., 10.875% due 10-1-09                                           10,500
           855,000      Williams Communications Group, Inc., 11.875% due 8-1-10                                            89,775
         1,200,000      Winn-Dixie Stores, Inc., 8.875% due 4-1-08                                                      1,182,000
         1,600,000      Wiser Oil Co., 9.50% due 5-15-07                                                                1,272,000

TOTAL CORPORATE BONDS                                                                                                  45,144,711
(COST $48,972,001)

CONVERTIBLE CORPORATE BONDS-- 21.41%
$          515,000      Adaptec, Inc., 4.75% due 2-1-04                                                                   502,125
           500,000      Affymetrix, Inc., 5.00% due 10-1-06                                                               429,375
         1,300,000      Analog Devices, Inc., 4.75% due 10-1-05                                                         1,274,000
         2,100,000      Barnes & Noble, Inc., 5.25% due 3-15-09                                                     2,113,125
         1,300,000      Best Buy, 2.25% due 1-15-22                                                                     1,020,500
         1,405,000      Bisys Group, Inc., 4.00% due 3-15-06                                                            1,294,356
           150,000      Brunswick Corp., 6.75% due 12-15-06                                                               158,685
         1,100,000      Conexant Systems, 4.00% due 2-1-07                                                                314,875
         1,250,000      Exide Corp., 2.90% due 12-15-05                                                                     9,375
         1,000,000      Human Genome Sciences, Inc., 3.75% due 3-15-07                                                    665,000
         1,841,000      Intevac, Inc., 6.50% due 3-1-09                                                                 1,337,026
         1,950,000      Invax Corp., 5.50% due 5-15-07                                                                  1,652,625
            91,421      Komag CB, 5.75% due 12-31-07                                                                       73,137
         1,250,000      LAM Research Corp., 4.00% due 6-1-06                                                              964,063
           500,000      LAM Research Corp., 4.00% due 6-1-06                                                              385,625
           866,000      Lomak Petroleum, Inc., 6.00% due 2-1-07                                                           670,067
         1,925,000      Medicis Pharmaceutical, 2.50% due 6-4-32                                                        1,879,281
           321,000      Moran Energy, Inc., 8.75% due 1-15-08                                                             307,357
           315,000      OHM Corp., 8.00% due 10-1-06                                                                        1,606
           500,000      Performance Food Group Co., 5.50% due 10-16-08                                                    626,250
           759,568      Philip Services Corp., zero cpn. due 4-15-20                                                            8
           500,000      Sandisk Corp., 4.50% due 11-15-06                                                                 533,125
           810,000      Sandisk Corp., 4.50% due 11-15-06                                                                 863,662
           900,000      School Specialty, Inc., 6.00% due 8-1-08                                                          946,125
         1,725,000      Wind River Systems, Inc., 3.75% due 12-15-06                                                    1,157,906

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                      19,179,279
(COST $22,585,783)

U.S. GOVERNMENT SECURITIES-- 18.16%
U.S. Treasury Bonds
         7,000,000      4.25% due 3-31-03                                                                               7,101,997
         1,500,000      2.75% due 9-30-03                                                                               1,519,806
         1,500,000      2.75% due 10-31-03                                                                              1,521,329
         1,500,000      3.00% due 11-30-03                                                                              1,526,778
         1,500,000      3.00% due 1-31-04                                                                               1,529,004
         1,500,000      3.00% due 2-29-04                                                                               1,530,470
         1,500,000      3.375% due 4-30-04                                                                              1,541,602

TOTAL U.S. GOVERNMENT SECURITIES                                                                                       16,270,986
(COST $16,146,040)

REPURCHASE AGREEMENT-- 0.96%
           860,000      UMB Bank, n.a., 1.32% due 10-1-02
                           (Collateralized by U.S. Treasury Notes,
                           2.875% due 6-30-04 with a value of $890,913)                                                   860,000
(COST $860,000)

TOTAL INVESTMENTS-- 98.30%                                                                                             88,073,228
(COST $97,830,473)

Other assets less liabilities-- 1.70%                                                                                   1,524,608

TOTAL NET ASSETS-- 100.00%                                                                                $            89,597,836

The identified cost of investments owned at September 30, 2002 was the same for federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $9,757,245, which is comprised of unrealized appreciation of $1,922,582 and unrealized depreciation of $11,679,827.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
Large Cap Fund

Schedule Of Investments
September 30, 2002 (Unaudited)

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 97.58%
CONSUMER CYCLICAL-- 16.57%
            61,800      Barnes & Noble, Inc.*                                                         $             1,307,688
            52,800      Carnival Corp.                                                                                  1,325,280
            32,450      Ethan Allen Interiors, Inc.                                                                     1,050,082
            32,000      Marriott International Cl. A                                                                      927,680
            98,300      ServiceMaster (The) Co.                                                                         1,066,555
                                                                                                                        5,677,285

CONSUMER STAPLES-- 7.31%
            17,900      Heinz (H.J.) Co.                                                                                  597,323
            47,600      McDonald's Corp.                                                                                  840,616
            28,900      PepsiCo, Inc.                                                                                   1,067,855
                                                                                                                        2,505,794

FINANCIAL-- 17.79%
            51,700      American Express Co.                                                                            1,612,006
            27,700      Morgan Stanley Dean Witter                                                                        938,476
            30,500      Northern Trust Corp.                                                                            1,149,850
            22,900      PNC Bank Corp.                                                                                    965,693
            49,400      Wilmington Trust Corp.                                                                          1,428,648
                                                                                                                        6,094,673
HEALTH CARE-- 15.18%
            32,900      Abbott Laboratories                                                                             1,329,160
            23,400      Johnson & Johnson                                                                           1,265,472
            32,600      Merck & Company, Inc.                                                                       1,490,146
            52,400      Schering-Plough Corp.                                                                           1,117,168
                                                                                                                        5,201,946

TECHNOLOGY-- 31.69%
            69,700      Altera Corp.*                                                                                     604,299
            36,100      Analog Devices, Inc.*                                                                             711,170
            67,000      Applied Materials, Inc.*                                                                          773,850
           136,500      Atmel Corp.*                                                                                      143,598
           134,100      Ciena Corp.*                                                                                      398,277
            60,800      Cisco Systems, Inc.*                                                                              637,184
            44,600      Diebold, Inc.                                                                                   1,468,232
            25,400      Microsoft Corp.*                                                                                1,109,726
            86,600      Nokia Corp.                                                                                     1,147,450
            80,800      Sandisk Corp.*                                                                                  1,059,288
            86,300      Scientific-Atlanta, Inc.                                                                        1,079,613
            69,200      SunGard Data Systems, Inc.*                                                                     1,345,940
           117,900      Wind River Systems, Inc.*                                                                         379,638
                                                                                                                       10,858,265

TRANSPORTATION & SERVICES-- 9.04%
            36,300      FedEx Corp.                                                                                     1,817,541
            98,087      Southwest Airlines Co.                                                                          1,281,016
                                                                                                                        3,098,557

TOTAL COMMON STOCKS                                                                                                    33,436,520
(COST $45,047,908)

FACE AMOUNT             DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 2.36%
       $   810,000      UMB Bank, n.a., 1.32% due 10-1-02
                           (Collateralized by U.S. Treasury Notes,
                           2.875% due 6-30-04 with a value of $838,752)                                                   810,000
(COST $810,000)

TOTAL INVESTMENTS-- 99.94%                                                                                             34,246,520
(COST $45,857,908)

Other assets less liabilities-- 0.06%                                                                                      21,013

TOTAL NET ASSETS-- 100.00%                                                                                $            34,267,533

The identified cost of investments owned at September 30, 2002 was the same for federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $11,611,388, which is comprised of unrealized appreciation of $2,322,907 and unrealized depreciation of $13,934,295.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
Mid Cap Fund

Schedule Of Investments
September 30, 2002 (Unaudited)

SHARES                  COMPANY                                                                                      MARKET VALUE
COMMON STOCKS-- 94.62%
BASIC MATERIALS-- 2.68%
            18,850      Sigma-Aldrich Corp.                                                               $               928,739

CONSUMER CYCLICAL-- 36.06%
            45,300      Abercrombie & Fitch Co.*                                                                      891,051
            16,175      Apollo Group, Inc. Cl. A*                                                                         704,065
            32,000      Chico's Fashion, Inc.*                                                                            509,760
            35,950      CVS Corp.                                                                                         911,332
            40,200      DeVry, Inc.*                                                                                      748,524
            25,925      Fairmont Hotels & Resorts                                                                     617,015
            41,500      Furniture Brands International, Inc.*                                                             952,425
             9,150      Harley Davidson, Inc.                                                                             425,017
            18,575      Harrahs Entertainment, Inc.*                                                                      895,501
            15,250      International Game Technology*                                                                  1,054,385
            17,775      MGM Mirage*                                                                                       663,008
            29,725      P & O Princess Cruises                                                                        844,190
            33,600      Talbots, Inc.                                                                                     940,800
            25,125      Tiffany & Co.                                                                                 538,429
            50,050      WCI Communities, Inc.*                                                                            635,635
            13,800      Weight Watchers International, Inc.*                                                              598,368
            14,900      Winnebago Industries, Inc.                                                                        588,997
                                                                                                                       12,518,502

FINANCIAL-- 22.70%
            31,825      Bisys Group*                                                                                      531,796
            31,475      Edwards (A.G.), Inc.                                                                            1,006,571
            20,800      Fiserv, Inc.*                                                                                     584,064
            23,125      H & R Block, Inc.                                                                             971,481
            22,600      Legg Mason, Inc.                                                                                  961,856
            34,600      Mellon Financial Corp.                                                                            897,178
            29,975      Neuberger Berman, Inc.                                                                            807,826
            33,350      Principal Financial Group*                                                                        873,103
            44,900      Stilwell Financial, Inc.                                                                          541,943
            39,900      Waddell & Reed Financial CL. A                                                                704,634
                                                                                                                        7,880,452

HEALTH CARE-- 9.74%
            37,100      Biomet, Inc.                                                                                      987,973
            46,850      Human Genome Sciences, Inc.*                                                                      565,011
            51,075      King Pharmaceuticals, Inc.*                                                                       928,033
            36,800      Watson Pharmaceuticals, Inc.*                                                                     901,968
                                                                                                                        3,382,985

TECHNOLOGY-- 23.44%
           272,500      Atmel Corp.*                                                                                      286,670
            80,650      Cadence Design System, Inc.*                                                                      820,210
           127,600      Citrix Systems, Inc.*                                                                             769,428
            25,175      Diebold, Inc.                                                                                     828,761
             7,175      Electronic Arts, Inc.*                                                                            473,263
            48,350      Jabil Circuit, Inc.*                                                                              714,613
            78,100      Micrel Semiconductor, Inc.*                                                                       481,096
            71,000      National Semiconductor Corp.*                                                                     847,740
            48,750      Novellus Systems*                                                                               1,014,488
            24,500      Symantec Corp.*                                                                                   824,915
            44,400      Waters Corp.*                                                                                   1,076,700
                                                                                                                        8,137,884

TOTAL COMMON STOCKS                                                                                                    32,848,562
(COST $43,752,491)

FACE AMOUNT             DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 5.50%
       $ 1,910,000      UMB Bank, n.a., 1.32% due 10-1-02
                           (Collateralized by U.S. Treasury Notes,
                           2.875% due 6-30-04 with a value of $1,976,908)                                               1,910,000
(COST $1,910,000)

TOTAL INVESTMENTS-- 100.12%                                                                                            34,758,562
(COST $45,662,491)

Other assets less liabilities-- (0.12%)                                                                                  (41,166)

TOTAL NET ASSETS-- 100.00%                                                                                $            34,717,396

The identified cost of investments owned at September 30, 2002 was the same for federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $10,903,929, which is comprised of unrealized appreciation of $1,004,440 and unrealized depreciation of $11,908,369.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
Science & Technology Fund

Schedule Of Investments
September 30, 2002 (Unaudited)

SHARES                  COMPANY                                                                                      MARKET VALUE
COMMON STOCKS-- 97.79%
BASIC MATERIALS-- 3.09%
             7,500      Sigma-Aldrich Corp.                                                               $               369,525

HEALTH CARE-- 17.57%
             8,000      Applera Corp.-Celera Genomics Group*                                                               63,600
            14,400      Bristol-Myers-Squibb Co.                                                                          342,720
            21,750      Human Genome Sciences, Inc.*                                                                      262,305
             4,600      Johnson & Johnson                                                                             248,768
             7,250      Merck & Company, Inc.                                                                         331,397
             7,900      Pfizer, Inc.                                                                                      229,258
            26,800      Quintiles Transnational Corp.*                                                                    254,868
            17,400      Schering-Plough Corp.                                                                             370,968
                                                                                                                        2,103,884

TECHNOLOGY-- 77.13%
            40,700      Adaptec, Inc.*                                                                                    179,487
            19,500      Advent Software, Inc.*                                                                            223,275
             9,000      Affymetrix, Inc.*                                                                                 187,200
            26,000      Agilent Technologies, Inc.*                                                                       339,560
            38,050      Altera Corp.*                                                                                     329,893
            14,600      Analog Devices, Inc.*                                                                             287,620
            11,900      Applied Biosystems Group                                                                          217,770
            34,100      Applied Materials, Inc.*                                                                          393,855
            82,600      Atmel Corp.*                                                                                       86,895
            25,850      Cadence Design System, Inc.*                                                                      262,894
            53,200      Ciena Corp.*                                                                                      158,004
            33,900      Cisco Systems, Inc.*                                                                              355,272
            70,900      Citrix Systems, Inc.*                                                                             427,527
            10,550      Dell Computer Corp.*                                                                              248,136
            11,200      Diebold, Inc.                                                                                     368,704
             1,100      Digimarc Corp.*                                                                                    12,837
            25,350      Intel Corp.                                                                                       352,112
            16,150      LAM Research Corp.*                                                                               143,735
             2,000      Linear Technology Corp.                                                                            41,440
            12,550      Maxim Integrated Products*                                                                        310,738
            23,950      Micron Technology, Inc.*                                                                          296,262
             9,150      Microsoft Corp.*                                                                                  399,764
            11,800      MKS Instruments, Inc.*                                                                            128,856
             5,900      Nassda Corp.*                                                                                      30,798
             9,900      National Instruments Corp.*                                                                       216,711
            26,400      National Semiconductor Corp.*                                                                     315,216
            32,400      Nokia Corp.                                                                                       429,300
            12,300      Novellus Systems, Inc.*                                                                           255,963
            46,700      Numerical Technologies, Inc.*                                                                     135,430
            21,500      Plexus*                                                                                           198,875
            10,094      Roxio, Inc.*                                                                                       30,585
            35,200      Sandisk Corp.*                                                                                    461,472
            30,500      Scientific-Atlanta, Inc.                                                                          381,555
            11,900      SunGard Data Systems, Inc.*                                                                       231,455
             7,300      Symantec Corp.*                                                                                   245,791
            15,600      Waters Corp.*                                                                                     378,300
            52,900      Wind River Systems, Inc.*                                                                         170,338
                                                                                                                        9,233,625

TOTAL COMMON STOCKS                                                                                                    11,707,034
(COST $21,528,216)

TOTAL INVESTMENTS-- 97.79%                                                                                             11,707,034
(COST $21,528,216)

Other assets less liabilities-- 2.21%                                                                                     264,946

TOTAL NET ASSETS-- 100.00%                                                                                $            11,971,980

The identified cost of investments owned at September 30, 2002 was the same for federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $9,821,182, which is comprised of unrealized appreciation of $128,679 and unrealized depreciation of $9,949,861.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
Small Cap Fund

Schedule Of Investments
September 30, 2002 (Unaudited)

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 96.97%
CONSUMER CYCLICAL-- 58.16%
           410,500      Abercrombie & Fitch Co.*                                                      $             8,074,535
           820,700      American Eagle Outfitters*                                                                      9,897,642
         1,186,830      Ameristar Casinos, Inc.*                                                                       22,502,297
         1,247,050      Argosy Gaming Co.*                                                                             28,632,268
         1,034,000      Borders Group, Inc.*                                                                           16,337,200
           389,150      Bright Horizons Family Solutions, Inc.*                                                        10,857,285
           747,800      Brunswick Corp.                                                                                15,733,712
           244,680      Career Education Corp.*                                                                        11,746,597
           646,363      Coachmen Industries, Inc.                                                                       9,701,909
           163,000      Corinthian Colleges, Inc.*                                                                      6,151,620
           779,600      DeVry, Inc.*                                                                                   14,516,152
           424,150      Education Management Corp.*                                                                    18,777,120
           722,950      Elkcorp                                                                                        12,340,756
           651,500      Ethan Allen Interiors, Inc.                                                                    21,082,540
           624,500      First Service Corp.*                                                                           12,240,200
           222,150      Four Seasons Hotels, Inc.                                                                       7,117,686
           508,650      Gentex Corp.*                                                                                  13,830,194
         1,090,350      Isle of Capri Casinos, Inc.*                                                                   18,187,038
           827,350      ITT Educational Services, Inc.*                                                                15,529,360
           712,500      Monaco Coach Corp.*                                                                            14,271,375
         1,039,500      Orient-Express Hotel Ltd.*                                                                     14,209,965
         1,212,930      Penn National Gaming, Inc.*                                                                    22,900,118
         1,438,150      Royal Caribbean Cruises Ltd.                                                                   22,895,348
           438,450      Strayer Education, Inc.                                                                        26,083,391
           992,900      Tweeter Home Entertainment Group*                                                               6,851,010
           873,800      Ultimate Electronics, Inc.*                                                                    11,140,950
           769,950      WCI Communities, Inc.*                                                                          9,778,365
           460,850      Zale Corp.*                                                                                    13,899,236
                                                                                                                      415,285,869

CONSUMER STAPLES-- 2.42%
           508,950      Performance Food Group Co.*                                                                    17,283,942

FINANCIAL-- 12.13%
           569,150      Boston Private Financial Holdings, Inc.                                                        12,122,895
           397,850      Edwards (A.G.), Inc.                                                                           12,723,243
           330,750      Gabelli Asset Management*                                                                       9,806,738
           102,600      Legg Mason, Inc.                                                                                4,366,656
         1,018,800      Phoenix Companies, Inc.                                                                        13,876,056
           485,650      Raymond James Financial, Inc.                                                                  13,146,545
           416,650      Stewart (W.P.) & Company Ltd.                                                               7,103,882
           508,800      Waddell & Reed Financial, Inc. Cl. B                                                        8,985,408
           155,500      Wilmington Trust Corp.                                                                          4,497,060
                                                                                                                       86,628,483

HEALTH CARE-- 12.40%
           974,600      Axcan Pharmaceutical*                                                                           9,385,398
           115,400      Bradley Pharmaceuticals*                                                                        1,010,904
         1,185,900      First Horizon Pharmaceutical Corp.*                                                             6,403,860
         1,040,450      Galen Holdings                                                                                 23,826,201
           463,800      Medicis Pharmaceutical Corp. Cl. A*                                                            18,955,506
         1,030,200      Pharmaceutical Product Development*                                                            19,924,068
           952,100      Quintiles Transnational Corp.*                                                                  9,054,471
                                                                                                                       88,560,408

TECHNOLOGY-- 11.86%
         1,439,500      Adaptec, Inc.*                                                                                  6,348,195
           622,000      Advent Software, Inc.*                                                                          7,121,900
           317,800      Affymetrix, Inc.*                                                                               6,610,240
           677,700      LAM Research Corp.*                                                                             6,031,530
           540,900      Micrel Semiconductor, Inc.*                                                                     3,331,944
         1,111,093      MKS Instruments, Inc.*                                                                         12,133,136
           165,600      Nassda Corp.*                                                                                     864,432
           260,200      National Instruments Corp.*                                                                     5,695,778
           692,600      Numerical Technologies, Inc.*                                                                   2,008,540
           950,000      Plexus Corp.*                                                                                   8,787,500
         1,435,850      Sandisk Corp.*                                                                                 18,823,993
         2,136,867      Wind River Systems, Inc.*                                                                       6,880,712
                                                                                                                       84,637,900

TOTAL COMMON STOCKS                                                                                                   692,396,602
(COST $912,583,110)

FACE AMOUNT             DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 2.72%
      $ 19,400,000      UMB Bank, n.a., 1.32% due 10-1-02
                           (Collateralized by U.S. Treasury Notes,
                           2.875% due 6-30-04 with a value of $20,078,922)                                             19,400,000
(COST $19,400,000)

TOTAL INVESTMENTS-- 99.69%                                                                                            711,796,602
(COST $931,983,110)

Other assets less liabilities-- 0.31%                                                                                   2,200,396

TOTAL NET ASSETS-- 100.00%                                                                                $           713,996,998

The identified cost of investments owned at September 30, 2002 was the same for federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $220,186,508, which is comprised of unrealized appreciation of $39,455,757 and unrealized depreciation of $259,642,265.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
USA Global Fund

Schedule Of Investments
September 30, 2002 (Unaudited)

SHARES                  COMPANY                                                                                      MARKET VALUE
COMMON STOCKS-- 96.41%
BASIC MATERIALS-- 4.54%
            54,000      Sigma-Aldrich Corp.                                                               $             2,660,580

CAPITAL GOODS-- 3.12%
            40,200      Teleflex, Inc.                                                                                  1,832,316

CONSUMER CYCLICAL-- 5.94%
            13,400      Johnson Controls, Inc.                                                                          1,029,388
            59,000      Lear Corp.*                                                                                     2,457,350
                                                                                                                        3,486,738

CONSUMER STAPLES-- 19.69%
            41,900      Coca-Cola Co.                                                                                   2,009,524
            26,900      Colgate-Palmolive                                                                               1,451,255
            64,400      Gillette Co.                                                                                    1,906,240
            19,500      Kimberly Clark Corp.                                                                            1,104,480
            89,200      McDonald's Corp.                                                                                1,575,272
            64,900      Sara Lee Corp.                                                                                  1,187,021
            46,900      Wrigley, (Wm.) Jr. Co.                                                                          2,321,081
                                                                                                                       11,554,873

FINANCIAL-- 7.81%
            82,000      AFLAC, Inc.                                                                                     2,516,580
            37,800      American International Group, Inc.                                                              2,067,660
                                                                                                                        4,584,240

HEALTH CARE-- 22.34%
            80,600      Bristol-Myers-Squibb Co.                                                                        1,918,280
            43,600      Johnson & Johnson                                                                           2,357,888
            66,700      Pfizer, Inc.                                                                                    1,935,634
           134,500      Quintiles Transnational Corp.*                                                                  1,279,095
            79,900      Schering-Plough Corp.                                                                           1,703,468
            57,300      Wyeth                                                                                           1,822,140
            54,530      Zimmer Holdings, Inc.*                                                                          2,090,680
                                                                                                                       13,107,185

TECHNOLOGY-- 32.97%
           163,900      Adaptec, Inc.*                                                                                    722,799
           124,500      Agilent Technologies, Inc.*                                                                     1,625,970
            44,800      Analog Devices, Inc.*                                                                             882,560
            68,300      Applied Biosystems Group                                                                        1,249,890
           124,702      Applied Materials, Inc.*                                                                        1,440,308
           110,900      Cadence Design System*                                                                          1,127,853
           113,900      Cisco Systems, Inc.*                                                                            1,193,672
           194,600      Citrix Systems, Inc.*                                                                           1,173,438
            79,900      Intel Corp.                                                                                     1,109,811
            40,434      Maxim Integrated Products, Inc.*                                                                1,001,146
            89,500      Micron Technology, Inc.*                                                                        1,107,115
            38,500      Microsoft Corp.*                                                                                1,682,065
            72,102      MKS Instruments, Inc.*                                                                            787,354
           100,300      Motorola, Inc.                                                                                  1,021,054
            74,700      National Semiconductor Corp.*                                                                     891,918
            37,484      Roxio, Inc.*                                                                                      113,577
            91,500      Waters Corp.*                                                                                   2,218,875
                                                                                                                       19,349,405

TOTAL COMMON STOCKS                                                                                                    56,575,337
(COST $71,025,773)

FACE AMOUNT             DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 3.56%
      $  2,090,000      UMB Bank, n.a., 1.32% due 10-1-02
                           (Collateralized by U.S. Treasury Notes,
                              2.875% due 6-30-04 with a value of $2,163,645)                                            2,090,000
(COST $2,090,000)

TOTAL INVESTMENTS-- 99.97%                                                                                             58,665,337
(COST $73,115,773)

Other assets less liabilities-- 0.03%                                                                                      15,818

TOTAL NET ASSETS-- 100.00%                                                                                $            58,681,155

The identified cost of investments owned at September 30, 2002 was the same for federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $14,450,436, which is comprised of unrealized appreciation of $4,984,514 and unrealized depreciation of $19,434,950.

*Non-income producing security

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2002 (unaudited)
(In Thousands Except Per Share Data)
                                                          HIGH         LARGE         MID     SCIENCE &    SMALL          USA
                                           BALANCED       YIELD         CAP          CAP      TECHNOLOGY       CAP         GLOBAL
                                             FUND         FUND         FUND         FUND         FUND         FUND          FUND

ASSETS:
   Investments at cost                    $  23,232  $    97,830  $    45,858   $   45,662   $    21,528  $   931,983  $    73,116

   Investments at value                   $  16,522  $    88,073  $    34,247   $   34,759   $    11,707  $   711,797  $    58,665
   Cash                                          --           --           19           34           273           --           --

   Receivables:
      Investments sold                          159           --           --           --            --        3,685          131
      Dividends                                  28           60           32           10             3          294           26
Interest                                         89        1,692           --           --            --            1           --
      Fund shares sold                           --            1           --           56            --        3,154           31
         Total assets                        16,798       89,826       34,298       34,859        11,983      718,931       58,853

LIABILITIES AND NET ASSETS:
   Cash overdraft                               149          124           --           --            --        4,182            9
   Payables:
       Management fees                           14           74           30           32            10          629           51
       Registration fees                         --           --           --            3             1            5           --
    Investments purchased                        --           30           --          107            --          118          112
         Total liabilities                      163          228           30          142            11        4,934          172

NET ASSETS                                $  16,635  $    89,598  $    34,268   $   34,717   $    11,972  $   713,997  $    58,681

NET ASSETS CONSIST OF:
   Capital (capital stock and
      paid-in capital)                    $  24,791  $   107,998  $    49,056   $   47,132   $    22,912  $   973,059  $    77,912
   Accumulated undistributed
      net investment
      income (loss)                             766          270          (1)        (109)          (60)      (3,190)         (96)
   Accumulated undistributed
      net realized loss from
      investment transactions               (2,230)      (9,033)      (3,176)      (1,402)       (1,059)     (35,686)      (4,685)
   Net unrealized depreciation
      of investments                        (6,692)      (9,637)     (11,611)     (10,904)       (9,821)    (220,186)     (14,450)
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES                     $  16,635  $    89,598  $    34,268   $   34,717   $    11,972  $   713,997  $    58,681

Capital shares, $1.00 par value:
   Authorized                                10,000       25,000       10,000    Unlimited     Unlimited      100,000       10,000

   Outstanding                                2,410        9,561        2,890        4,853         2,342       50,767        4,653

NET ASSET VALUE PER SHARE                 $    6.90  $      9.37  $     11.86   $     7.15   $      5.11  $     14.06  $     12.61

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2002 (unaudited)
(In Thousands)
                                                          HIGH         LARGE         MID     SCIENCE &    SMALL          USA
                                           BALANCED       YIELD         CAP          CAP      TECHNOLOGY       CAP         GLOBAL
                                             FUND         FUND         FUND         FUND         FUND         FUND          FUND

INVESTMENT INCOME:
   Dividends                              $     134  $       191  $       231   $       66   $       31   $     1,753  $       242
   Interest                                     239        2,909            8           22            3           372           14
   Foreign tax withheld                         (1)           --          (2)          (1)          (1)          (19)           --
                                                372        3,100          237           87           33         2,106          256
EXPENSES:
   Management fees                               99          408          221          183           77         5,152          331
   Registration fees                             14           22           17           13           16           144           21
                                                113          430          238          196           93         5,296          352
      Net investment
      income (loss)                             259        2,670          (1)        (109)         (60)       (3,190)         (96)

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
   Net realized loss from
      investment transactions                  (72)       (1,316)       (396)        (975)        (748)       (35,623)     (2,298)
   Net unrealized depreciation
      during the period on
      investments                           (5,652)       (3,137)    (18,581)     (12,052)      (9,893)      (365,969)    (23,504)

      Net loss on investments               (5,724)       (4,453)    (18,977)     (13,027)     (10,641)      (401,592)    (25,802)

      Net decrease in net
         assets resulting from
         operations                       $ (5,465)  $    (1,783)  $ (18,978)   $ (13,136)   $ (10,701)   $  (404,782)  $ (25,898)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                           Balanced Fund             High Yield Fund           Large Cap Fund
                                                     Six Months                Six Months                Six Months
                                                        Ended        Year         Ended        Year         Ended        Year
                                                    September 30,    Ended    September 30,    Ended    September 30,    Ended
                                                        2002       March 31,      2002       March 31,      2002       March 31,
                                                     (Unaudited)     2002      (Unaudited)     2002      (Unaudited)     2002

OPERATIONS:
   Net investment income (loss)                        $     259  $       724  $     2,670   $    4,234   $       (1)  $      (84)
   Net realized gain (loss) from
      investment transactions                               (72)           36      (1,316)      (2,501)         (396)      (2,764)
   Net unrealized appreciation
      (depreciation) during the
      period on investments                              (5,652)          904      (3,137)          211      (18,581)        3,719

      Net increase (decrease)
         in net assets
         resulting from operations                       (5,465)        1,664      (1,783)        1,944      (18,978)          871

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                   (339)        (717)      (2,717)       (4,229)           --         (21)
   Net realized gain from
      investment transactions                                 --           --           --           --            --        (562)

      Total distributions to
         shareholders                                      (339)        (717)      (2,717)       (4,229)           --        (583)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                             1,458        2,608       31,533        53,695        6,959       17,572
   Reinvested distributions                                  319          680        2,156         3,673           --          554
                                                           1,777        3,288       33,689        57,368        6,959       18,126

   Shares repurchased                                    (2,207)      (9,056)      (9,448)      (26,877)      (7,421)      (7,633)
      Net increase (decrease) from
         capital share transactions                        (430)      (5,768)       24,241        30,491        (462)       10,493
      Net increase (decrease)
         in net assets                                   (6,234)      (4,821)       19,741        28,206     (19,440)       10,781

NET ASSETS:
   Beginning of period                                    22,869       27,690       69,857        41,651       53,708       42,927

   End of period                                     $    16,635  $    22,869   $   89,598   $    69,857  $    34,268  $    53,708

   Undistributed net investment
      income (loss) at end of period                 $       766  $       828   $      270   $       189  $       (1)  $        --

Fund share transactions:
   Shares sold                                               173          281        3,235         5,292          453          967
   Reinvested distributions                                   43           79          226           370           --           32
                                                             216          360        3,461         5,662          453          999
   Shares repurchased                                      (273)        (982)        (980)       (2,649)        (523)        (425)

      Net increase (decrease)
         in fund shares                                     (57)        (622)        2,481         3,013         (70)          574

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                                                      Science &
                                                           Mid Cap Fund              Technology Fund           Small Cap Fund
                                                                    For The                   For The
                                                                  Period From               Period From
                                                                 December 17,                April 16,
                                                     Six Months      2001      Six Months      2001      Six Months
                                                        Ended     (Inception)     Ended     (Inception)     Ended        Year
                                                    September 30,     To      September 30,     To      September 30,    Ended
                                                        2002       March 31,      2002       March 31,      2002       March 31,
                                                     (Unaudited)     2002      (Unaudited)     2002      (Unaudited)     2002

OPERATIONS:
   Net investment income (loss)                       $    (109)  $      (31)   $      (60)   $     (83)   $   (3,190)  $   (2,005)
   Net realized gain (loss) from
      investment transactions                              (975)        (427)         (748)        (311)      (35,623)       5,385
   Net unrealized appreciation
      (depreciation) during the
      period on investments                             (12,052)        1,148       (9,893)           72     (365,969)     137,092

      Net increase (decrease)
         in net assets
         resulting from operations                      (13,136)          690      (10,701)        (322)     (404,782)     140,472

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                      --           --            --           --            --          --
   Net realized gain from
      investment transactions                                 --           --            --           --        (1,487)    (1,165)

      Total distributions to
         shareholders                                         --           --            --           --        (1,487)    (1,165)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                            25,422       31,650         5,291       19,770        303,405  1,368,125
   Reinvested distributions                                   --           --            --           --          1,450      1,145
                                                          25,422       31,650         5,291       19,770        304,855  1,369,270
   Shares repurchased                                    (9,324)        (685)       (1,130)      (1,036)      (469,732)  (276,907)
      Net increase (decrease) from
         capital share transactions                       16,098       30,965         4,161       18,734      (164,877)  1,092,363
         Net increase (decrease)
            in net assets                                  2,962       31,655       (6,540)       18,412      (571,146)  1,231,670

NET ASSETS:
   Beginning of period                                    31,755          100        18,512          100      1,285,143     53,473

   End of period                                     $    34,717  $    31,755   $    11,972   $   18,512    $   713,997 $1,285,143

   Undistributed net investment
      income (loss) at end
      of period                                      $     (109)  $        --   $      (60)   $        --   $   (3,190) $       --

Fund share transactions:
   Shares sold                                             2,858        3,198           687         1,915        16,108     72,066
   Reinvested distributions                                   --           --            --           --             80         59
                                                           2,858        3,198           687         1,915        16,188     72,125
   Shares repurchased                                    (1,142)         (71)         (164)         (106)      (26,380)   (14,737)

      Net increase (decrease)
         in fund shares                                    1,716        3,127           523         1,809      (10,192)     57,388

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                              USA GLOBAL FUND
                                          Six Months
                                             Ended       Year
                                         September 30,   Ended
                                             2002       March 31,
                                          (Unaudited)     2002

OPERATIONS:
   Net investment income (loss)           $    (96)  $     (222)
   Net realized gain (loss) from
      investment transactions               (2,298)      (2,140)
   Net unrealized appreciation
      (depreciation) during the
      period on investments                (23,504)        6,670

      Net increase (decrease)
         in net assets
         resulting from operations         (25,898)        4,308

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                         --           --
   Net realized gain from
      investment transactions                    --           --

      Total distributions to
         shareholders                            --           --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                               23,159       28,880
   Reinvested distributions                      --           --
                                             23,159       28,880
   Shares repurchased                      (11,159)      (9,944)
      Net increase (decrease) from
         capital share transactions          12,000       18,936
         Net increase (decrease)
            in net assets                  (13,898)       23,244

NET ASSETS:
   Beginning of period                       72,579       49,335

   End of period                          $  58,681  $    72,579

   Undistributed net investment
      income (loss) at end of period      $    (96)  $        --

Fund share transactions:
   Shares sold                                1,503        1,577
   Reinvested distributions                      --           --
                                              1,503        1,577
   Shares repurchased                         (703)        (546)

      Net increase (decrease)
         in fund shares                         800        1,031

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Investment Valuation -- Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined in good faith by the Board of Directors, or its designated committee. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes -- The Funds complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

As of March 31, 2002, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

                                                 CAPITAL LOSS
FUND                                               CARRYOVER         EXPIRES
Balanced                                            $1,902,743         2009
High Yield                                              98,388         2007
                                                     4,212,790         2009
                                                       555,120         2010
Large Cap                                              757,457         2010
USA Global                                              86,855         2009
                                                       828,653         2010

Certain Funds incurred a loss for tax purposes from November 1, 2001 to March
31, 2002. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended March 31, 2003. The following Funds had deferred losses:

FUND
Balanced                                   $           229,331
High Yield                                           2,714,372
Large Cap                                            1,974,132
Mid Cap                                                426,722
Science & Technology                               280,101
USA Global                                           1,330,360

C. Options -- In order to produce incremental earnings and protect gains, the
Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding written covered call options as of September 30, 2002 or any such transactions during the period then ended.

D. repurchase agreements -- The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds'
investment advisor deems creditworthy under guidelines approved by the Funds'
Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

E. Investment Transactions and Investment Income -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income (see Note 2
"Change in Accounting Principle").

F. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amounts related to redemptions of shares as a part of the deduction for dividends paid for income tax purposes, premium amortization on debt securities, and deferral of post October and wash sale losses.

The tax character of distributions paid during the fiscal year ended March 31,
2002, were identical to those distributions reported in the Statements of
Changes in Net Assets except as follows:

                                                                   2002
                                                          CAPITAL          RETURN
FUND                                     ORDINARY           GAIN         OF CAPITAL         TOTAL*
Balanced                           $       756,596               --           --      $       756,596
High Yield                               4,329,485               --           --            4,329,485
Small Cap                                       --        2,764,649           --            2,764,649

*Total distributions paid differ from the Statement of Changes in Net Assets due primarily to the use of equalization debits for tax purposes.

G. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. CHANGE IN ACCOUNTING PRINCIPLE:

As required, effective April 1, 2001, the Funds adopted the provisions of the
AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to April 1, 2001, the Funds did not amortize premiums on debt securities. The accounting principle affected the Balanced and
High Yield Funds. The cumulative effect of this accounting change had no impact on total net assets of the two Funds, but resulted in a $81 and $2,201 reduction in cost of securities and a corresponding $81 and $2,201 increase in net unrealized appreciation for the Balanced and High Yield Funds, respectively, based on securities held on April 1, 2001.

The effect of this change for the period ended September 30, 2002 was to decrease net investment income by $17,690 and $128,339, increase net unrealized appreciation by $17,607 and $116,562, and increase net realized gain by $83 and
$11,777 for the Balanced and High Yield Funds, respectively. The Statement of
Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

3. MANAGEMENT FEES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1%
per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the
Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Kornitzer Capital Management,
Inc.

4. REDEMPTION FEE:

Effective December 31, 2001, if shares of the Buffalo High Yield Fund are sold or exchanged within 180 days of their purchase, a redemption fee of 2% of the value of the shares sold or exchanged will be assessed. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the Fund and will help pay transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions.

5. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended September 30, 2002, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
     Purchases                                         $          2,647,230
     Proceeds from sales                                          2,221,535

High Yield Fund
     Purchases                                         $         37,054,570
     Proceeds from sales                                         13,613,828

Large Cap Fund
     Purchases                                         $          3,283,597
     Proceeds from sales                                          3,218,357

Mid Cap Fund
     Purchases                                         $         19,416,811
     Proceeds from sales                                            804,639

Science & Technology Fund
     Purchases                                         $          5,444,430
     Proceeds from sales                                          1,148,147

Small Cap Fund
     Purchases                                         $        150,297,986
     Proceeds from sales                                        175,075,757

USA Global Fund
     Purchases                                         $         12,749,816
     Proceeds from sales                                          1,531,169

6. NAME CHANGE:

Effective February 28, 2002, the Buffalo Equity Fund, Inc. changed its name to
Buffalo Large Cap Fund, Inc.

This report has been prepared for the information of the Shareholders of the
Buffalo Funds, and is not to be construed as an offering of the shares of the
Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

FINANCIAL HIGHLIGHTS

Balanced Fund

Condensed data for a share of capital stock outstanding throughout the period.

                                                   For The Six Month
                                                     Period Ended
                                                 September 30, 2002(a)                     Years Ended March 31,
                                                      (Unaudited)      2002         2001         2000         1999          1998

Net asset value,
   beginning of period                               $      9.27  $      8.97   $     9.86   $      8.87  $     11.50  $     10.57

   Income from investment operations:
      Net investment income                                 0.12         0.33         0.35          0.57         0.66         0.65
      Net gains (losses) on
         securities (both realized
         and unrealized)                                  (2.35)         0.23       (0.79)          0.87       (1.86)         1.84

   Total from investment operations                       (2.23)         0.56       (0.44)          1.44       (1.20)         2.49
   Less distributions:
      Dividends from net
         investment income                                (0.14)       (0.26)       (0.45)        (0.45)       (0.66)       (0.65)
      Distributions from
         capital gains                                        --           --           --            --       (0.64)       (0.91)
      Distribution in excess
         of capital gains                                     --           --           --            --       (0.13)           --

   Total distributions                                    (0.14)       (0.26)       (0.45)        (0.45)       (1.43)       (1.56)

Net asset value,
   end of period                                     $      6.90  $      9.27   $     8.97   $      9.86  $      8.87  $     11.50

Total return*                                           (24.15%)        6.48%      (4.58%)        16.78%     (10.49%)       24.76%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $        17  $        23   $       28   $        29  $        40  $        55
Ratio of expenses to
   average net assets**                                    1.15%        1.08%        1.06%         1.05%        1.04%        1.04%
Ratio of net investment income
   to average net assets**                                 2.63%        2.71%        3.72%         5.82%        6.19%        5.61%
Portfolio turnover rate                                      11%          12%          68%           33%          57%          61%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended September 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 2.81% to 2.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

High Yield Fund

Condensed data for a share of capital stock outstanding throughout the period.

                                                   For The Six Month
                                                     Period Ended
                                                 September 30, 2002(a)                    Years Ended March 31,
                                                      (Unaudited)      2002         2001         2000         1999          1998

Net asset value,
   beginning of period                               $      9.87  $     10.24   $    10.21   $     10.74  $     12.83  $     11.73

   Income from investment operations:
      Net investment income                                 0.30         0.73         1.05          1.05         0.93         0.79
      Net gains (losses) on securities
      (both realized and unrealized)                      (0.50)       (0.34)         0.02        (0.54)       (2.18)         1.35

   Total from investment operations                       (0.20)         0.39         1.07          0.51       (1.25)         2.14

   Less distributions:
      Dividends from net
         investment income                                (0.30)       (0.76)       (1.04)        (1.04)       (0.76)       (0.80)
      Distributions from
         capital gains                                        --           --           --            --       (0.08)       (0.24)

   Total distributions                                    (0.30)       (0.76)       (1.04)        (1.04)       (0.84)       (1.04)

Net asset value, end of period                       $      9.37  $      9.87   $    10.24   $     10.21  $     10.74  $     12.83

Total return*                                            (2.06%)        3.95%       11.16%         4.83%      (9.92%)       18.63%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $        90  $        70   $       42   $        44  $        58  $        71
Ratio of expenses to
   average net assets**                                    1.05%        1.04%        1.04%         1.04%        1.05%        1.03%
Ratio of net investment income
   to average net assets**                                 6.53%        7.63%       10.30%         9.05%        7.76%        6.43%
Portfolio turnover rate                                      17%          36%          54%           16%          30%          24%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended September 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 6.85% to 6.53%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Large Cap Fund

Condensed data for a share of capital stock outstanding throughout the period.

                                                   For The Six Month
                                                     Period Ended
                                                  September 30, 2002                    Years Ended March 31,
                                                      (Unaudited)     2002         2001         2000         1999          1998
Net asset value,
   beginning of period                               $     18.14  $     17.99   $    21.91   $     16.95  $     16.94  $     13.93

   Income from investment operations:
      Net investment income (loss)                            --       (0.03)         0.04          0.01         0.04         0.08
      Net gains (losses) on securities
      (both realized and unrealized)                      (6.28)         0.39       (1.98)          5.21         0.40         4.85

   Total from investment operations                       (6.28)         0.36       (1.94)          5.22         0.44         4.93

   Less distributions:
      Dividends from net
         investment income                                    --       (0.01)       (0.03)        (0.01)       (0.05)       (0.10)
      Distributions from capital gains                        --       (0.20)       (1.95)        (0.25)       (0.38)       (1.82)

   Total distributions                                        --       (0.21)       (1.98)        (0.26)       (0.43)       (1.92)

Net asset value, end of period                       $     11.86  $     18.14   $    17.99   $     21.91  $     16.95  $     16.94

Total return*                                           (34.62%)        2.06%      (9.86%)        31.07%        2.73%       36.97%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $        34  $        54   $       43   $        34  $        32  $        35
Ratio of expenses to
   average net assets**                                    1.08%        1.06%        1.04%         1.05%        1.06%        1.09%
Ratio of net investment income
   to average net assets**                               (0.00%)      (0.17%)        0.17%         0.04%        0.27%        0.56%
Portfolio turnover rate                                       7%           7%          27%           27%          83%          93%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Mid Cap Fund

Condensed data for a share of capital stock outstanding throughout the period.

                                                       For The
                                                      Six Month          For The
                                                     Period Ended      Period From
                                                     September 30,   December 17, 2001
                                                         2002        (Inception) To
                                                      (Unaudited)    March 31, 2002

Net asset value, beginning of period                 $     10.12     $     10.00

   Income from investment operations:
      Net investment income (loss)                        (0.02)          (0.01)
      Net gains on securities
         (both realized and unrealized)                   (2.95)            0.13

   Total from investment operations                       (2.97)            0.12

   Less distributions:
      Dividends from net investment income                    --              --
      Distributions from capital gains                        --              --

   Total distributions                                        --              --

Net asset value, end of period                       $      7.15     $     10.12

Total return*                                           (29.35%)           1.20%

Ratios/Supplemental Data
Net assets, end of period (in millions)              $        35     $        32
Ratio of expenses to average net assets**                  1.07%           1.16%
Ratio of net investment income
   to average net assets**                               (0.59%)         (0.71%)
Portfolio turnover rate                                       2%              3%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Science & Technology Fund

Condensed data for a share of capital stock outstanding throughout the period.

                                                                     For The
                                                                    Six Month                  For The
                                                                  Period Ended               Period From
                                                                 September 30,             April 16, 2001
                                                                      2002                 (Inception) To
                                                                   (Unaudited)             March 31, 2002

Net asset value, beginning of period                              $     10.18               $     10.00

   Income from investment operations:
      Net investment income (loss)                                     (0.03)                     (0.05)
      Net gains on securities
         (both realized and unrealized)                                (5.04)                       0.23

   Total from investment operations                                    (5.07)                       0.18

   Less distributions:
      Dividends from net investment income                                 --                         --
      Distributions from capital gains                                     --                         --

   Total distributions                                                     --                         --

Net asset value, end of period                                    $      5.11                $     10.18

Total return*                                                        (49.80%)                      1.80%

Ratios/Supplemental Data
Net assets, end of period (in millions)                           $        12                $        19
Ratio of expenses to average net assets**                               1.20%                      1.17%
Ratio of net investment income
   to average net assets**                                            (0.78%)                    (0.77%)
Portfolio turnover rate                                                    7%                         4%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Small Cap Fund

Condensed data for a share of capital stock outstanding throughout the period.

                                                                     For The                                              For The
                                                                    Six Month                                           Period From
                                                                  Period Ended                                        April 14, 1998
                                                                 September 30,               Years Ended              (Inception) To
                                                                      2002                    March 31,                  March 31,
                                                                   (Unaudited)     2002         2001         2000          1999

Net asset value, beginning of period                                $     21.08  $     14.97   $    15.38   $     9.49  $     10.00

   Income from investment operations:
      Net investment income (loss)                                       (0.06)       (0.03)       (0.01)       (0.03)         0.04
      Net gains (losses) on securities
      (both realized and unrealized)                                     (6.93)         6.17         1.27         6.13       (0.51)

   Total from investment operations                                      (6.99)         6.14         1.26         6.10       (0.47)

   Less distributions:
      Dividends from net investment income                                   --           --           --           --       (0.04)
      Distributions from capital gains                                   (0.03)       (0.03)       (1.67)       (0.21)           --

   Total distributions                                                   (0.03)       (0.03)       (1.67)       (0.21)       (0.04)

Net asset value, end of period                                      $     14.06  $     21.08   $    14.97  $     15.38  $      9.49

Total return*                                                          (33.21%)       41.04%        8.95%       64.87%      (4.69%)

Ratios/Supplemental Data
Net assets, end of period (in millions)                             $       714  $     1,285   $       53  $        35  $        13
Ratio of expenses to average net assets**                                 1.03%        1.01%        1.04%        1.12%        1.02%
Ratio of net investment income
   to average net assets**                                              (0.62%)      (0.44%)      (0.12%)      (0.27%)        0.59%
Portfolio turnover rate                                                     15%           6%          31%          42%          34%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

USA Global Fund

Condensed data for a share of capital stock outstanding throughout the period.

                                                   For The Six Month
                                                     Period Ended
                                                  September 30, 2002                     Years Ended March 31,
                                                      (Unaudited)     2002         2001         2000         1999          1998
Net asset value,
   beginning of period                               $     18.84  $     17.48   $    25.01   $     16.27  $     17.29  $     14.10

   Income from investment operations:
      Net investment income (loss)                        (0.02)       (0.06)       (0.01)        (0.03)         0.06         0.07
      Net gains (losses) on securities
      (both realized and unrealized)                      (6.21)         1.42       (4.67)          9.71       (0.51)         4.20

   Total from investment operations                       (6.23)         1.36       (4.68)          9.68       (0.45)         4.27

   Less distributions:
      Dividends from net
         investment income                                    --           --           --        (0.02)       (0.06)       (0.06)
      Distributions from
         capital gains                                        --           --       (2.85)        (0.92)       (0.51)       (1.02)

   Total distributions                                        --           --       (2.85)        (0.94)       (0.57)       (1.08)

Net asset value, end of period                       $     12.61  $     18.84   $    17.48   $     25.01  $     16.27  $     17.29

Total return*                                           (33.07%)        7.78%     (19.80%)        60.72%      (2.52%)       31.33%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                     $        59  $        73   $       49   $        52  $        35  $        45
Ratio of expenses to
   average net assets**                                    1.06%        1.05%        1.03%         1.04%        1.05%        1.09%
Ratio of net investment income
   to average net assets**                               (0.29%)      (0.39%)      (0.05%)       (0.16%)        0.34%        0.47%
Portfolio turnover rate                                       2%           6%          17%           35%          42%          64%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

BUFFALO MUTUAL FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

BUFFALO(R) FUNDS
JONES & BABSON, INC. DISTRIBUTORS

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Buffalo Funds
P.O. Box 219757
Kansas City, MO 64121-9757

PRSRT STD
U.S. POSTAGE
PAID
PERMIT NO. 2891
KANSAS CITY MO

JB9C-1 (11/02)

524563